Statement of changes in equity (Statement) - BRL (R$) R$ in Thousands	Total	Issued capital [member]	Reserves	Accumulated other comprehensive income [member]	Retained earnings [member]	Treasury shares [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]
Equity at beginning of period at Dec. 31, 2022	R$ 7,089,104	R$ 13	R$ 7,817,670	R$ (825,301)	R$ 0	R$ 0	R$ 6,992,382	R$ 96,722
Profit (loss)	352,260				302,343		302,343	49,917
Constitution/ reversion of reserves	0		302,343		(302,343)		0
Increase (decrease) of capital in cash flow from financing activities	0
Cost associated with issuing capital securities	0
Interest on equity / dividends	(23,600)						0	23,600
Net change in fair value - financial assets at FVOCI	160,233			160,233			160,233
Income tax relating to exchange differences on translation of foreign operations included in other comprehensive income	(22,604)			22,604			22,604
Gains and losses - Hedge	12,163			12,163			12,163
Repurchase of treasury shares	(16,409)					(16,409)	(16,409)
Share-based payment transactions	0		(16,409)			16,409	0
Reflex reserve	44,217		44,217				44,217
Others	1,327		(536)	21			(515)	1,842
Equity at end of period at Dec. 31, 2023	7,596,691	13	8,147,285	(675,488)	0	0	7,471,810	124,881
Other comprehensive income	149,813
Profit (loss)	972,841				907,132		907,132	65,709
Constitution/ reversion of reserves	0		907,132		(907,132)		0
Increase (decrease) of capital in cash flow from financing activities	823,036		823,036				823,036
Cost associated with issuing capital securities	(38,768)		(38,768)				(38,768)
Interest on equity / dividends	(82,080)		68,813				68,813	13,267
Net change in fair value - financial assets at FVOCI	(382,879)			(382,879)			(382,879)
Income tax relating to exchange differences on translation of foreign operations included in other comprehensive income	251,551			(251,551)			(251,551)
Gains and losses - Hedge	92,014			(92,014)			(92,014)
Repurchase of treasury shares	(18,954)					(18,954)	(18,954)
Share-based payment transactions	0		(18,954)			18,954	0
Reflex reserve	43,074		43,074				43,074
Others	(191)						0	(191)
Equity at end of period at Dec. 31, 2024	9,072,307	13	9,793,992	(898,830)	0	0	8,895,175	177,132
Other comprehensive income	(223,342)
Profit (loss)	1,397,321				1,312,390		1,312,390	84,931
Constitution/ reversion of reserves	0		1,312,390		(1,312,390)		0
Increase (decrease) of capital in cash flow from financing activities	0
Cost associated with issuing capital securities	0
Interest on equity / dividends	(243,696)		203,593				203,593	40,103
Net change in fair value - financial assets at FVOCI	171,535			171,535			171,535
Income tax relating to exchange differences on translation of foreign operations included in other comprehensive income	(163,216)			163,216			163,216
Gains and losses - Hedge	(88,911)			88,911			88,911
Repurchase of treasury shares	(27,110)					(27,110)	(27,110)
Share-based payment transactions	38,789		11,679			27,110	38,789
Reflex reserve	56,708		56,708				56,708
Others	1,413						0	1,413
Equity at end of period at Dec. 31, 2025	10,392,962	R$ 13	R$ 10,971,176	R$ (801,600)	R$ 0	R$ 0	R$ 10,169,589	R$ 223,373
Other comprehensive income	R$ 97,230